Commitments And Contingencies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Aug. 13, 2013	Aug. 13, 2013	Sep. 17, 2012	Jan. 24, 2014
Loss Contingencies [Line Items]
Common Stock,Issued	39,788,465	29,394,940	12,569,503			4,341,615
Severance Costs	$ 1,789,000	$ 1,859,000
Rent expense		174,000	286,000
Decrease in occupancy costs, percent		60.00%
Employee Severance [Member]
Loss Contingencies [Line Items]
Accounts Payable	201,000	323,000
Pillar Marketing Group, Inc. [Member]
Loss Contingencies [Line Items]
Common Stock,Issued				250,000	250,000
Former Employee [Member]
Loss Contingencies [Line Items]
Release agreement payment							50,000
Common Stock,Issued							15,000
Dennis Brovarone [Member]
Loss Contingencies [Line Items]
Release agreement payment				91,000	91,000
Monthly installment amount				1,600	1,600
Cash Severance Payment Period				60 months
Donna Singer [Member]
Loss Contingencies [Line Items]
Release agreement payment				45,000	45,000
Monthly installment amount				17,000	17,000
Cash Severance Payment Period				12 months
Common Stock,Issued				300,000	300,000
Medical and insurance costs				18,000
Michael L. Krall [Member]
Loss Contingencies [Line Items]
Release agreement payment				25,000	25,000
Monthly installment amount				30,000	30,000
Cash Severance Payment Period				18 months
Intellectual property rights payment				125,000
Common Stock,Issued				850,000	850,000
Medical and insurance costs				$ 20,000	$ 20,000